Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2019 $ / shares	Mar. 31, 2019 CNY (¥) shares
Consolidated Balance Sheets
Accounts receivable, allowance for doubtful accounts	$ 15,799	¥ 111,869		¥ 89,634
Non-current accounts receivable, allowance for doubtful accounts	$ 10,087	¥ 71,421		¥ 74,800
Ordinary shares, par value per share | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000		250,000,000
Ordinary shares, shares issued	121,687,974	121,687,974		121,687,974
Ordinary shares, shares outstanding	121,551,075	121,551,075		121,551,075
Treasury stock, shares	136,899	136,899		136,899